Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	147 Months Ended	183 Months Ended
	Sep. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.72%	11.91%	10.36%	10.91%
Performance Inception Date	Sep. 20, 2012
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.94%	11.03%	9.56%	10.13%
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.32%	9.18%	8.20%	8.81%
ADAPTIVE ALPHA OPPORTUNITIES ETF | MSCI ACWI Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		15.73%	8.27%	7.26%	5.92%
ADAPTIVE ALPHA OPPORTUNITIES ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	7.02%	7.48%	8.16%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	0.55%	2.27%		2.23%
Performance Inception Date	Oct. 02, 2009
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	(1.17%)	0.90%		1.04%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	(0.09%)	1.38%		1.36%
Adaptive Hedged Multi-Asset Income ETF | Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%		6.50%
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	4.29%	5.42%	6.54%
Performance Inception Date	Sep. 20, 2012
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	4.29%	4.75%	5.71%
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.86%	3.33%	4.03%	4.92%
RH TACTICAL OUTLOOK ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	7.02%	7.48%	6.95%
RH TACTICAL OUTLOOK ETF | CRSP US Total Market Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		23.77%	13.79%	12.49%
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.55%	5.39%	5.05%	6.47%
Performance Inception Date	Sep. 20, 2012
RH Tactical Rotation ETF | RH Tactical Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.55%	5.34%	4.49%	5.63%
RH Tactical Rotation ETF | RH Tactical Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.35%	4.20%	3.83%	4.87%
RH Tactical Rotation ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	7.02%	7.48%	6.95%
RH Tactical Rotation ETF | S&P 500 TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.51%	13.09%	10.94%